Exhibit 99.15

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	XXXXXXXXXX	Bankruptcy history does not meet guidelines	1
Credit	LTV/CLTV	XXXXXXXXXX	CLTV Exceeds Guideline Requirement by less than 5%	1
Compliance	XXX Home Equity	XXXXXXXXXX	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	10
Compliance	XXX Home Equity	XXXXXXXXXX	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	10
Total				22

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.